Loans - Age Analysis of Past Due Loans (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 2,109	$ 1,019	$ 228
Current	371,491	327,303	109,396
Nonaccrual Loans	1,271	751	892
Total loans	374,871	329,073	110,516
Real Estate Mortgage Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	317,191	284,930	92,345
Real Estate Mortgage Loans [Member] | One-to Four-Family Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	276	268	59
Current	62,607	67,861	51,901
Nonaccrual Loans	308	40
Total loans	63,191	68,169	51,960
Real Estate Mortgage Loans [Member] | Commercial Real Estate and Multi-Family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1,255	355
Current	222,290	191,660	32,541
Nonaccrual Loans	657	553	124
Total loans	224,202	192,568	32,665
Real Estate Mortgage Loans [Member] | Construction and Land [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	306	192
Current	18,972	17,220	7,075
Nonaccrual Loans	211	158
Total loans	19,489	17,570	7,075
Real Estate Mortgage Loans [Member] | Home Equity [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		11
Current	10,309	6,612	645
Total loans	10,309	6,623	645
Commercial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	164	193	167
Current	55,232	41,224	15,838
Nonaccrual Loans	95		768
Total loans	55,491	41,417	16,773
Consumer Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	108		2
Current	2,081	2,726	1,396
Total loans	2,189	2,726	1,398
Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1,752	1,006	228
Financing Receivables, 30 to 59 Days Past Due [Member] | Real Estate Mortgage Loans [Member] | One-to Four-Family Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	276	255	59
Financing Receivables, 30 to 59 Days Past Due [Member] | Real Estate Mortgage Loans [Member] | Commercial Real Estate and Multi-Family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1,031	355
Financing Receivables, 30 to 59 Days Past Due [Member] | Real Estate Mortgage Loans [Member] | Construction and Land [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	306	192
Financing Receivables, 30 to 59 Days Past Due [Member] | Real Estate Mortgage Loans [Member] | Home Equity [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		11
Financing Receivables, 30 to 59 Days Past Due [Member] | Commercial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	139	193	167
Financing Receivables, 30 to 59 Days Past Due [Member] | Consumer Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due			$ 2
Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	357	13
Financing Receivables, 60 to 89 Days Past Due [Member] | Real Estate Mortgage Loans [Member] | One-to Four-Family Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		$ 13
Financing Receivables, 60 to 89 Days Past Due [Member] | Real Estate Mortgage Loans [Member] | Commercial Real Estate and Multi-Family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	224
Financing Receivables, 60 to 89 Days Past Due [Member] | Commercial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	25
Financing Receivables, 60 to 89 Days Past Due [Member] | Consumer Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 108